Going Concern - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liquidity Disclosure Going Concern [Abstract]
Net loss	$ (21,727,818)	$ (9,561,280)
Accumulated deficit	$ (64,004,696)	$ (42,276,878)